Cash and Cash Equivalents - Schedule of Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 26,266	$ 20,100
Demand deposits	507	577
Total cash and cash equivalents	$ 26,773	$ 20,677	$ 16,838